Financial Instruments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012
Financial assets and financial liabilities measured at fair value on a recurring basis:
Debt securities - noncurrent	$ 8	$ 10
Available-for-sale equity investments	83	34
Potential reduction in net position of total derivative liabilities	324	262
Recurring | Prepaid expenses and other current assets
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivative assets	546	333
Recurring | Investments and other sundry assets
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivative assets	754	585
Recurring | Other accrued expenses and liabilities
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivative liabilities	365	426
Recurring | Other liabilities
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivative liabilities	166	78
Level 1 | Recurring
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents	1,886	1,923
Debt securities - noncurrent	1	2
Available-for-sale equity investments	69	34
Total Assets	1,956	1,959
Level 1 | Money market funds | Recurring
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents	1,886	1,923
Level 2 | Recurring
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents	6,449	5,823
Debt securities - current		717
Debt securities - noncurrent	7	8
Available-for-sale equity investments	14
Derivative assets	1,300	918
Total Assets	7,770	7,466
Total Liabilities	531	503
Level 2 | Interest rate contracts | Recurring
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivative assets	783	604
Level 2 | Foreign exchange contracts | Recurring
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivative assets	510	305
Derivative liabilities	523	496
Level 2 | Equity contracts | Recurring
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivative assets	7	9
Derivative liabilities	8	7
Level 2 | Time deposits and certificates of deposit | Recurring
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents	1,931	3,694
Increase (decrease) due to scope of disclosure	(151)
Level 2 | Commercial paper | Recurring
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents	777	2,098
Level 2 | Commercial paper | Recurring | Previously reported
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents	983
Level 2 | U.S. government securities | Recurring
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents	2,750
Level 2 | Canada government securities | Recurring
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents	983
Level 2 | Other securities | Recurring
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents	8	30
Total fair value | Recurring
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents	8,335	7,746
Debt securities - current		717
Debt securities - noncurrent	8	10
Available-for-sale equity investments	83	34
Derivative assets	1,300	918
Total Assets	9,726	9,424
Total Liabilities	531	503
Potential reduction in net position of total derivative assets	324	262
Potential reduction in net position of total derivative liabilities	324	262
Total fair value | Interest rate contracts | Recurring
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivative assets	783	604
Total fair value | Foreign exchange contracts | Recurring
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivative assets	510	305
Derivative liabilities	523	496
Total fair value | Equity contracts | Recurring
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivative assets	7	9
Derivative liabilities	8	7
Total fair value | Time deposits and certificates of deposit | Recurring
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents	1,931	3,694
Increase (decrease) due to scope of disclosure	(151)
Total fair value | Commercial paper | Recurring
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents	777	2,098
Total fair value | Commercial paper | Recurring | Previously reported
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents	983
Total fair value | Money market funds | Recurring
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents	1,886	1,923
Total fair value | U.S. government securities | Recurring
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents	2,750
Total fair value | Canada government securities | Recurring
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents	983
Total fair value | Other securities | Recurring
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents	$ 8	$ 30